Employee Benefit Plans (Paid Benefit Obligations and Accumulated Benefit Obligations in Excess of Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accumulated benefit obligation [Abstract]
Projected benefit obligations	$ 1,832	$ 1,981
Accumulated benefit obligations	1,751	1,789
Estimated fair value of plan assets	646	676
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligations	9,759	10,241
Accumulated benefit obligations	9,439	9,709
Estimated fair value of plan assets	$ 8,490	$ 8,719